Subsequent Events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
29.
SUBSEQUENT EVENTS

Subsequent to December 31, 2024, the Group had the following significant events:

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In January 2025, the Group cancelled its €167.5 million loan agreement related to the financing of the four Longships and one Longship-Seine river vessel scheduled for delivery in 2025. See Note 14.
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In January 2025, the Group entered into shipbuilding contracts for the eight additional river vessels, four scheduled for delivery in 2027 for $52.7 million each and four scheduled for delivery in 2028 for $53.5 million each, assuming a euro to USD exchange rate of 1.10.
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In January 2025, the Group entered into loan agreements for Ship XVII, Ship XVIII, Ship XIX and Ship XX. The loan agreements are for up to 80% of each newbuild’s contract price, including certain change orders and 100% of the Export Credit Agency premium, and will be available for drawdown in USD. SACE provided the lenders with an insurance policy covering 100% of the principal and interest of the facility amount. The interest rates for the loans are fixed. The loans are due in 12 years through 24 consecutive, semiannual, equal installments, the first of which is due six months after the drawdown at delivery. The Company, VCL and VOC II have jointly and severally guaranteed these loans.
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In January 2025, the Group entered into a contract for a portion of its river fuel usage in Europe for the 2025 season. The contract prices are fixed for 30,000 cubic meters and depend on the place of delivery ranging from $67.40 to $81.30 per 100 liters excluding taxes.
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In February 2025, the Group entered into option agreements for eight additional river vessels, four of which have an exercise date of September 30, 2026 for delivery in 2029 and four of which have an exercise date of September 30, 2027 for delivery in 2030.
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In February 2025, the Company granted 1,335,408 RSUs and 267,080 performance RSUs (reflected at target, the “PSUs”) to its executive officers under the 2018 Incentive Plan. Both the RSUs and PSUs are subject to service vesting conditions of one to three years. The PSUs are also subject to performance vesting conditions, which are based upon the Group’s achievement of certain adjusted net income-based performance targets for the years ending December 31, 2025 to December 31, 2027, on an individual and cumulative basis. Depending on the Group’s performance, the actual number of ordinary shares that could be issued upon vesting of the PSUs could range from 0% to 200% of the target number of shares.